Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Operating Activities
Net earnings	$ 6,016	$ 8,295
Adjustments for:
Depreciation, depletion, amortization and impairment	6,954	6,435
Deferred income tax (recovery) expense	(294)	560
Accretion	592	532
Unrealized foreign exchange loss (gain) on U.S. dollar denominated debt	714	(184)
Change in fair value of financial instruments and trading inventory	(122)	(5)
Bargain purchase gain and revaluations		(1,125)
Gain on disposal of assets	(25)	(992)
Loss on extinguishment of long-term debt	170
Share-based compensation	(57)	108
Settlement of decommissioning and restoration liabilities	(488)	(390)
Other	386	91
Decrease (increase) in non-cash working capital	2,114	(981)
Cash flow provided by operating activities	15,960	12,344
Investing Activities
Capital and exploration expenditures	(6,483)	(5,828)
Capital expenditures on assets held for sale		(108)
Acquisitions, net of cash acquired		(2,394)
Proceeds from disposal of assets	51	1,882
Other investments	(52)	(83)
Decrease in non-cash working capital	12	20
Cash flow used in investing activities	(6,472)	(6,511)
Financing Activities
Net decrease in short-term debt	(503)	(2,343)
Repayment of long-term debt	(1,566)	(5)
Issuance of long-term debt		1,500
Lease liability payments	(471)	(331)
Issuance of common shares under share option plans	385	187
Repurchase of common shares	(2,908)	(2,233)
Distributions relating to non-controlling interest	(16)	(16)
Dividends paid on common shares	(2,803)	(2,749)
Cash flow used in financing activities	(7,882)	(5,990)
Increase (Decrease) in Cash and Cash Equivalents	1,606	(157)
Effect of foreign exchange on cash and cash equivalents	149	(94)
Cash and cash equivalents at beginning of year	1,729	1,980
Cash and Cash Equivalents at End of Year	3,484	1,729
Supplementary Cash Flow Information
Interest paid	914	887
Income taxes paid	$ 1,751	$ 2,604